NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 10,069	$ 9,638
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	9,728	9,305
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 341	$ 333